Cover	Oct. 19, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2020
Entity File Number	001-36201
Entity Registrant Name	IMMUNIC, INC.
Entity Central Index Key	0001280776
Entity Tax Identification Number	56-2358443
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1200 Avenue of the Americas
Entity Address, Address Line Two	Suite 200
Entity Address, Address Line Three
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	10036
City Area Code	49 89
Local Phone Number	250079460
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	IMUX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false